License Agreements - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2017	Sep. 30, 2020
Biogen [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Milestone payment				$ 2,500,000
Takeda License Agreements [Member] | License Agreement Terms [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Potential pre-commercialization milestone payments payable	$ 9,100,000
Upfront payment received	2,000,000
DOT-1 License Agreement [Member] | License Agreement Terms [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Potential pre-commercialization payments receivable	57,000,000
Contract assets	0
Received recognized on variable considerations	0	$ 0			$ 0
Upfront payment received	2,000,000
Upfront payment recognized as revenue	2,000,000
Denovo License Agreement [Member] | License Agreement Terms [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Received recognized on variable considerations		$ 0			$ 0
Upfront payment received	200,000
Upfront payment recognized as revenue	100,000		$ 100,000
Regulatory, commercial milestones payments and double-digit royalty payments, receivable	57,000,000
Denovo License Agreement [Member] | License Vosaroxin [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Contract assets	0
Received recognized on variable considerations	0
Upfront payment received	200,000
Upfront payment recognized as revenue	100,000
Regulatory, commercial milestones payments and double-digit royalty payments, receivable	57,000,000
Denovo License Agreement [Member] | License Vosaroxin [Member] | Other Accrued Liabilities [Member]
Research And Development Arrangement Contract To Perform For Others [Line Items]
Deferred revenue	$ 100,000